Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Leasehold improvement	Shorter of lease terms and estimated useful lives
Fixture and furniture	3 – 10 years
Office equipment	3 – 5 years
Motor vehicles	4 years
Produced educational content	5 years
Licensed copyrights	Shorter of the licensed period or projected useful life of the content

Schedule of Disaggregated Revenue from Contracts with Customers	The following table summarizes disaggregated revenue from contracts with customers by service type:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue from educational content service and other services
– Subscription revenue	148,041,259	59,217,081	16,385,013
– Licensing revenue	204,369,087	141,957,541	16,683,141
– Other services revenue	12,661,341	3,741,453	38,669,659
Subtotal	365,071,687	204,916,075	71,737,814
Revenue from IT related solution services	108,175,596	300,808,236	368,798,818
Total	473,247,283	505,724,311	440,536,632
The following table summarizes disaggregated revenue from contracts with customers by timing of revenue recognition:
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Services transferred at a point in time
– Revenue from educational content service	204,369,087	141,957,541	16,683,141
– Revenue from IT related solution services	108,070,096	299,803,227	368,742,494
Services transferred over time
– Revenue from educational content service	160,702,600	62,958,534	55,054,673
– Revenue from IT related solution services	105,500	1,005,009	56,324
Total	473,247,283	505,724,311	440,536,632

Schedule of Contract Liabilities	The details of contract liabilities are as follows:
	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Advance from educational content service and other services
– Subscription service	8,411,203	12,020,547	12,855,928
– Licensing service	15,119,929	172,690	-
	23,531,132	12,193,237	12,855,928
Advance from IT related solution services	303,768,095	277,834,773	73,876,049
Total	327,299,227	290,028,010	86,731,977